Credit facility	12 Months Ended
Dec. 31, 2025
Disclosure of Credit Risk [Abstract]
Credit facility

10. Credit facility

The credit facility consists of a $60,000 senior secured credit facility. On February 26, 2025, the Company amended its credit facility to extend the maturity date by three years, from January 2, 2026 until January 2, 2029. As part of the amendment, certain financial covenants were modified, and the interest rate was reduced by 100 basis points to 7% plus the greater of i) 2% and ii) the Secured Overnight Financing Rate (“SOFR”). There is a 0.33% fee on the available but undrawn portion of the $60,000 facility. Availability under the facility is determined monthly based on the level of eligible loan receivables. Borrowing capacity fluctuates with the amount of eligible loans, and any borrowings in excess of the eligible loan receivables must be repaid in accordance with the terms of the agreement. The principal and interest balance outstanding for the credit facility as at December 31, 2025 was $51,713 (December 31, 2024 – $48,792).

The credit facility is subject to certain covenants and events of default. As at December 31, 2025 and December 31, 2024, the Company was in compliance with these covenants. Interest expense on the credit facility for the year ended December 31, 2025 of $5,721 (December 31, 2024 – $6,702) is included in credit facility interest expense in the consolidated statements of operations and comprehensive income (loss). Interest payments are due semi-monthly.

The Company has provided its senior lenders with a general security interest in all present and after acquired personal property of the Company, including certain pledged financial instruments, cash and cash equivalents.

The Company has pledged financial instruments as collateral against its credit facilities. Borrowing capacity under the facility is influenced by the composition of these assets. Under the terms of the general security agreement, assets pledged as collateral primarily include loans receivable with a carrying amount equal to $60,650 (December 31, 2024 – $58,620) and cash and cash equivalents with a balance of $586 (December 31, 2024 – $254).

	As at
	December 31, 2025	December 31, 2024
Balance, beginning of the period	48,792	49,405
Advances from credit facility	4,942	1,904
Payments on credit facility	(2,499)	(2,517)
Interest payable	478	—
Balance, end of the period	51,713	48,792